Distribution Date:	10/13/26	COMM 2015-CCRE24 Mortgage Trust
Determination Date:	10/06/26
Next Distribution Date:	11/13/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE24

Table of Contents				Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15
		Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	16
			David Rodgers	(212) 230-9025
Historical Detail	17		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	22	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24
		Controlling Class	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	25	Representative
Supplemental Notes	26		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593JBA3	1.652000%	70,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593JBB1	3.022000%	14,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593JBC9	3.445000%	107,950,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593JBD7	3.214000%	8,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593JBE5	3.432000%	300,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12593JBF2	3.696000%	470,508,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12593JBH8	4.028000%	85,025,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.88%
B	12593JBJ4	4.182016%	95,435,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.00%
C	12593JBK1	4.182016%	62,467,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	12.50%
D	12593JBL9	3.463000%	71,143,000.00	32,433,661.18	19,370,896.82	93,598.14	0.00	0.00	19,464,494.96	13,062,764.36	85.60%	7.38%
E	12593JAL0	2.932016%	31,234,000.00	31,234,000.00	0.00	0.00	0.00	0.00	0.00	31,234,000.00	51.17%	5.13%
F*	12593JAN6	2.932016%	13,881,000.00	13,881,000.00	0.00	0.00	0.00	0.00	0.00	13,881,000.00	35.87%	4.13%
G	12593JAQ9	2.932016%	15,617,000.00	15,617,000.00	0.00	0.00	0.00	0.00	0.00	15,617,000.00	18.66%	3.00%
H	12593JAS5	2.932016%	41,645,303.00	16,949,425.10	0.00	0.00	0.00	25,134.50	0.00	16,924,290.60	0.00%	0.00%
V	12593JAU0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593JAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593JAY2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,388,155,303.00	110,115,086.28	19,370,896.82	93,598.14	0.00	25,134.50	19,464,494.96	90,719,054.96

X-A	12593JBG0	4.182016%	1,056,733,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12593JAA4	4.182016%	157,902,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	12593JAC0	0.719016%	71,143,000.00	32,433,661.18	0.00	19,433.60	0.00	0.00	19,433.60	13,062,764.36
X-D	12593JAE6	1.250000%	31,234,000.00	31,234,000.00	0.00	32,535.42	0.00	0.00	32,535.42	31,234,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	12593JAG1	1.250000%	29,498,000.00	29,498,000.00	0.00	30,727.08	0.00	0.00	30,727.08	29,498,000.00
X-F	12593JAJ5	1.250000%	41,645,303.00	16,949,425.10	0.00	17,655.65	0.00	0.00	17,655.65	16,924,290.60
Notional SubTotal			1,388,155,303.00	110,115,086.28	0.00	100,351.75	0.00	0.00	100,351.75	90,719,054.96

Deal Distribution Total					19,370,896.82	193,949.89	0.00	25,134.50	19,564,846.71

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593JBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593JBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593JBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593JBD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593JBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12593JBF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12593JBH8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12593JBJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12593JBK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	12593JBL9	455.89392041	272.28113546	1.31563386	0.00000000	0.00000000	0.00000000	0.00000000	273.59676932	183.61278495
E	12593JAL0	1,000.00000000	0.00000000	0.00000000	2.44334667	29.24307710	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12593JAN6	1,000.00000000	0.00000000	0.00000000	2.44334702	29.87971328	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12593JAQ9	1,000.00000000	0.00000000	0.00000000	2.44334635	29.87971249	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12593JAS5	406.99488007	0.00000000	0.00000000	0.99442955	64.46575692	0.00000000	0.60353745	0.00000000	406.39134262
V	12593JAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593JAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593JAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593JBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12593JAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	12593JAC0	455.89392041	0.00000000	0.27316250	0.00000000	0.00000000	0.00000000	0.00000000	0.27316250	183.61278495
X-D	12593JAE6	1,000.00000000	0.00000000	1.04166677	0.00000000	0.00000000	0.00000000	0.00000000	1.04166677	1,000.00000000
X-E	12593JAG1	1,000.00000000	0.00000000	1.04166655	0.00000000	0.00000000	0.00000000	0.00000000	1.04166655	1,000.00000000
X-F	12593JAJ5	406.99488007	0.00000000	0.42395297	0.00000000	0.00000000	0.00000000	0.00000000	0.42395297	406.39134262

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	09/01/26 - 09/30/26	30	0.00	19,433.60	0.00	19,433.60	0.00	0.00	0.00	19,433.60	0.00
X-D	09/01/26 - 09/30/26	30	0.00	32,535.42	0.00	32,535.42	0.00	0.00	0.00	32,535.42	0.00
X-E	09/01/26 - 09/30/26	30	0.00	30,727.08	0.00	30,727.08	0.00	0.00	0.00	30,727.08	0.00
X-F	09/01/26 - 09/30/26	30	0.00	17,655.65	0.00	17,655.65	0.00	0.00	0.00	17,655.65	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	09/01/26 - 09/30/26	30	0.00	93,598.14	0.00	93,598.14	0.00	0.00	0.00	93,598.14	0.00
E	09/01/26 - 09/30/26	30	837,062.78	76,315.49	0.00	76,315.49	76,315.49	0.00	0.00	0.00	913,378.27
F	09/01/26 - 09/30/26	30	380,844.20	33,916.10	0.00	33,916.10	33,916.10	0.00	0.00	0.00	414,760.30
G	09/01/26 - 09/30/26	30	428,473.73	38,157.74	0.00	38,157.74	38,157.74	0.00	0.00	0.00	466,631.47
H	09/01/26 - 09/30/26	30	2,643,282.66	41,413.32	0.00	41,413.32	41,413.32	0.00	0.00	0.00	2,684,695.98
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,289,663.37	383,752.54	0.00	383,752.54	189,802.65	0.00	0.00	193,949.89	4,479,466.02

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	19,564,846.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	384,921.99	Master Servicing Fee	522.93
Interest Reductions due to Nonrecoverability Determination	(195,023.71)	Certificate Administrator Fee	83.64
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	45.88
ARD Interest	0.00	Operating Advisor Fee	102.99
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	189,898.28	Total Fees	965.44

Principal		Expenses/Reimbursements
Scheduled Principal	46,031.32	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	(19,350,000.00)	Special Servicing Fees (Monthly)	18,905.94
Collection of Principal after Maturity Date	19,350,000.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	19,350,000.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	1,211.50
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	19,396,031.32	Total Expenses/Reimbursements	20,117.44

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	193,949.89
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	19,370,896.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	19,564,846.71
Total Funds Collected	19,585,929.60	Total Funds Distributed	19,585,929.59

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	110,115,086.28	110,115,086.28	Beginning Certificate Balance	110,115,086.28
(-) Scheduled Principal Collections	46,031.32	46,031.32	(-) Principal Distributions	19,370,896.82
(-) Unscheduled Principal Collections	19,350,000.00	19,350,000.00	(-) Realized Losses	25,134.50
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	1,211.50
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	23,923.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	90,719,054.96	90,719,054.96	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	112,337,309.73	112,337,309.73	Ending Certificate Balance	90,719,054.96
Ending Actual Collateral Balance	92,943,483.59	92,943,483.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	627,314.82	0.00	UC / (OC) Change	0.00
Current Period Advances	1,211.50	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	628,526.32	0.00	Net WAC Rate	4.18%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.39 or less	2	74,677,980.65	82.32%	(11)	4.3158	0.468331
7,500,000 to 14,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	1	16,041,074.31	17.68%	(22)	4.5505	1.470600	1.45 to 1.54	1	16,041,074.31	17.68%	(22)	4.5505	1.470600
25,000,000 to 49,999,999	2	74,677,980.65	82.32%	(11)	4.3158	0.468331	1.55 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	0	0.00	0.00%	0	0.0000	0.000000
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	3	90,719,054.96	100.00%	(13)	4.3573	0.645553	3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	3	90,719,054.96	100.00%	(13)	4.3573	0.645553
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	25,718,053.36	28.35%	(4)	3.4320	1.221500
							Lodging	1	48,959,927.29	53.97%	(14)	4.7800	0.072700
Florida	1	16,041,074.31	17.68%	(22)	4.5505	1.470600
							Retail	2	41,759,127.67	46.03%	(11)	3.8617	1.317188
Oregon	1	48,959,927.29	53.97%	(14)	4.7800	0.072700
							Totals	3	90,719,054.96	100.00%	(13)	4.3573	0.645553
Totals	3	90,719,054.96	100.00%	(13)	4.3573	0.645553

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	1	25,718,053.36	28.35%	(4)	3.4320	1.221500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	1	16,041,074.31	17.68%	(22)	4.5505	1.470600	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	1	48,959,927.29	53.97%	(14)	4.7800	0.072700	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	90,719,054.96	100.00%	(13)	4.3573	0.645553	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	3	90,719,054.96	100.00%	(13)	4.3573	0.645553
								Totals	3	90,719,054.96	100.00%	(13)	4.3573	0.645553
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	90,719,054.96	100.00%	(13)	4.3573	0.645553	120 months or less	1	25,718,053.36	28.35%	(4)	3.4320	1.221500
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	2	65,001,001.60	71.65%	(16)	4.7234	0.417676
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	3	90,719,054.96	100.00%	(13)	4.3573	0.645553
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	90,719,054.96	100.00%	(13)	4.3573	0.645553
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	3	90,719,054.96	100.00%	(13)	4.3573	0.645553			No outstanding loans in this group
	12 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	90,719,054.96	100.00%	(13)	4.3573	0.645553
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656100419	RT	Lakewood	CA	Actual/360	3.432%	128,894.63	19,350,000.00	0.00	N/A	06/01/26	--	45,068,053.36	25,718,053.36	09/01/26
8	304241008	LO	Portland	OR	Actual/360	4.780%	0.00	0.00	0.00	N/A	08/06/25	--	48,959,927.29	48,959,927.29	09/06/23
22	407000368	RT	Vero Beach	FL	Actual/360	4.551%	61,003.65	46,031.32	0.00	N/A	12/06/24	--	16,087,105.63	16,041,074.31	09/06/26
Totals							189,898.28	19,396,031.32	0.00				110,115,086.28	90,719,054.96
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	32,532,456.49	7,037,965.00	01/01/26	03/31/26	09/08/26	0.00	0.00	128,586.67	128,586.67	0.00	0.00
8	(584,716.00)	537,386.00	07/01/25	06/30/26	04/06/26	31,580,421.50	2,921,753.38	0.00	0.00	0.00	1,211.50
22	1,877,140.00	1,888,888.00	04/01/25	03/31/26	10/06/26	2,609,970.16	0.00	106,699.82	106,699.82	0.00	0.00
Totals	33,824,880.49	9,464,239.00				34,190,391.66	2,921,753.38	235,286.49	235,286.49	0.00	1,211.50

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	656100419	19,350,000.00	Partial Liquidation (Curtailment)	0.00	0.00
Totals		19,350,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	25,718,053.36	1	19,350,000.00	0	0.00	4.357273%	4.093676%	(13)
09/14/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	22,965,864.48	1	15,740,455.61	4.194760%	3.932016%	(10)
08/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.117397%	3.881932%	(9)
07/10/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	27,477,711.24	4.115417%	3.853522%	(7)
06/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.186124%	3.917062%	(7)
05/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	584,544.39	1	12,250,000.00	4.184402%	3.915352%	(6)
04/10/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.208957%	3.940484%	(5)
03/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,428,075.60	4.207304%	3.938840%	(4)
02/12/26	0	0.00	0	0.00	1	6,410,998.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.231118%	3.962916%	(4)
01/12/26	0	0.00	0	0.00	1	6,410,998.61	0	0.00	0	0.00	0	0.00	0	0.00	1	12,542,744.53	4.229476%	3.961282%	(3)
12/12/25	0	0.00	0	0.00	1	6,410,998.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.229231%	4.041061%	(2)
11/13/25	0	0.00	0	0.00	1	6,410,998.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.227720%	4.039875%	(1)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	656100419	09/01/26	0	5	128,586.67	128,586.67	0.00	25,718,053.54	01/05/26	1
8	304241008	09/06/23	36	5	0.00	0.00	1,211.50	51,138,324.43	10/06/23	13
22	407000368	09/06/26	0	5	106,699.82	106,699.82	21,636.00	16,087,105.62	12/23/24	1
Totals					235,286.49	235,286.49	22,847.50	92,943,483.59
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		90,719,055	0	90,719,055		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	90,719,055	41,759,128	0	0	48,959,927	0
Sep-26	110,115,086	45,068,053	16,087,106	0	48,959,927	0
Aug-26	148,865,233	0	0	84,164,850	64,700,383	0
Jul-26	149,368,042	0	0	0	149,368,042	0
Jun-26	177,422,786	0	0	0	177,422,786	0
May-26	177,977,848	85,162,374	0	0	92,815,474	0
Apr-26	191,386,006	69,891,706	0	0	121,494,300	0
Mar-26	191,937,546	70,345,387	0	0	121,592,159	0
Feb-26	198,959,561	87,242,732	0	0	111,716,828	0
Jan-26	199,507,469	71,293,049	0	0	128,214,419	0
Dec-25	220,915,668	92,604,601	0	0	128,311,068	0
Nov-25	221,480,730	72,205,770	0	0	149,274,960	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	656100419	25,718,053.36	25,718,053.54	630,000,000.00	05/01/15	6,714,973.00	1.22150	03/31/26	06/01/26	119
8	304241008	48,959,927.29	51,138,324.43	22,500,000.00	01/06/26	267,198.00	0.07270	06/30/26	08/06/25	225
22	407000368	16,041,074.31	16,087,105.62	14,500,000.00	05/28/26	1,888,888.00	1.47060	03/31/26	12/06/24	225
Totals		90,719,054.96	92,943,483.59	667,000,000.00		8,871,059.00

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	656100419	RT	CA	01/05/26	1

10/02/26: Loan transferred to SS on 01/05/26 for imminent monetary default and is secured by a 2.07MM sf super regional mall in Lakewood, CA. Legal counsel has been engaged and the property was inspected on 04/01/26. Loan matured

06/01/26. Borrower requested a loan modification/extension to (i) permit them to sell off certain of the parcels and (ii) allow them time to complete the parcel sales and refinance the the loan for the remainder of the property. Agreement was reached for a short term forbearance. The forbearance closed on 09/01/26. First two parcel sale closed on 09/04 and 09/14, respectively. A third sale is scheduled for Oct-26.

8	304241008	LO	OR	10/06/23	13

The Collateral consists of the fee-simple 1999-built, full-service hotel in Portland's financial and retail district. The Property operates as an independent hotel. The Loan was transferred on 10/10/2023 for Imminent Default due to cash flow issues.

                 Borrower submitted multiple A/B modification proposals which Lender rejected. Borrower failed to make debt service payments. Lender sent a notice of default. Counsel has been engaged to commence enforcement remedies. Updated Phase

I has been ordered. Court approved appointment of Receiver on 7/11/2025, with new PM taking control on 7/17/2025. Receiver is reviewing all aspects of operations to increase flow through. Lender is pursing enforcement of remedies, while evaluating alternative resolution strategies for the asset including stabilizing the operations, potential flag and potential sale of the asset when the market stabilizes.

22	407000368	RT	FL	12/23/24	1

Loan transferred on 12/24/24 for Maturity Default as Borrower failed to pay off the Loan at the Maturity of 12/6/24. Collateral consists of a factory outlet mall ("Property") in Vero Beach, FL. Property was built in 2004, renovated between 2012 and

2014, contains ~339K NRSF on a 43.04-acre site, and is anchored by Restoration Hardware (36K SF). Property reported YE2025 NOI of ~$1.88MM and occupancy of 79%, as of 12/31/25. Notice of Default was sent on 12/27/24. Local counsel was retained to file for foreclosure and/or receivership, if necessary. Lender conditionally approved a forbearance with Borrower, and the transaction closed in September 2025. As part of the transaction, Borrower contributed $1.6MM

+ in new equity ($600K to a newly-created All Purpose Reserve to pay for Lender-approved tenant improvements, leasing commissions, non-recurring capital expenditures, and extraordinary expenses and $1MM towards a principal paydown)

and the forbearance expires on 12/6/26. Borrower has ret ained a consultant to explore refinancing options.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	304241002	95,000,000.00	4.34000%	95,000,000.00	4.34000%	10	07/06/20	06/06/20	08/06/20
2	304241002	0.00	4.34000%	0.00	4.34000%	10	08/06/20	06/06/20	07/06/20
4	28000712	0.00	4.87700%	0.00	4.87700%	2	12/17/21	12/17/21	02/07/22
4	28000712	0.00	4.87700%	0.00	4.87700%	2	12/07/21	12/17/21	02/07/22
8	304241008	0.00	4.78000%	0.00	4.78000%	10	09/20/22	09/20/22	10/06/22
8	304241008	0.00	4.78000%	0.00	4.78000%	10	10/06/22	09/20/22	09/20/22
12	28000715	29,155,424.24	4.65200%	29,114,396.08	4.65200%	10	07/06/20	06/30/20	08/06/20
12	28000715	0.00	4.65200%	0.00	4.65200%	10	08/06/20	06/30/20	07/06/20
22	407000368	0.00	4.55050%	0.00	4.55050%	1	09/18/25	09/18/25	10/06/25
22	407000368	0.00	4.55050%	0.00	4.55050%	1	09/08/25	09/18/25	10/06/25
25	656100429	15,669,749.39	4.06000%	15,628,924.60	4.06000%	10	08/05/20	07/06/20	09/08/20
25	656100429	0.00	4.06000%	0.00	4.06000%	10	09/08/20	07/06/20	08/05/20
32	656100423	10,500,000.00	4.31000%	10,500,000.00	4.31000%	1	06/24/20	05/06/20	--
32	656100423	0.00	4.31000%	0.00	4.31000%	9	12/28/21	12/06/21	--
Totals		150,325,173.63		150,243,320.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	301880087	07/10/26	27,536,780.34	40,100,000.00	30,684,883.97	2,332,337.58	30,684,883.97	28,352,546.39	0.00	0.00	0.00	0.00	0.00%
23	304241023	01/12/26	20,862,000.00	3,425,000.00	12,750,000.00	207,255.47	12,750,000.00	12,542,744.53	8,319,255.47	0.00	0.00	8,319,255.47	39.87%
27	304241027	09/14/26	15,740,455.61	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
29	304241029	05/12/26	12,250,000.00	15,000,000.00	13,083,269.15	265,005.26	13,083,269.15	12,818,263.89	0.00	0.00	0.00	0.00	0.00%
35	28000668	05/12/25	6,031,694.59	7,700,000.00	6,473,218.23	441,523.64	6,473,218.23	6,031,694.59	0.00	0.00	0.00	0.00	0.00%
36	304241036	09/12/24	8,002,476.45	8,000,000.00	12,193,443.98	3,748,403.04	11,750,879.49	8,002,476.45	0.00	0.00	23,032.63	(23,032.63)	0.25%
40	28000710	03/12/26	6,410,998.61	1,260,000.00	2,315,015.22	886,939.62	2,315,015.22	1,428,075.60	4,982,923.01	0.00	(11,467.87)	4,994,390.88	70.09%
71	28000689	05/12/22	1,950,809.03	1,400,000.00	1,243,975.26	602,265.93	1,192,519.18	590,253.25	1,360,555.78	0.00	60,338.47	1,300,217.31	53.07%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			98,785,214.63	91,885,000.00	78,743,805.81	8,483,730.54	78,249,785.24	69,766,054.70	14,662,734.26	0.00	71,903.23	14,590,831.03

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/13/26	23,923.00	0.00	0.00	0.00	0.00	23,923.00	0.00	0.00	3,320,448.08
		07/11/25	3,296,525.08	0.00	0.00	0.00	0.00	3,296,525.08	0.00	0.00
11	301880087	07/10/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	304241023	01/12/26	0.00	0.00	8,319,255.47	0.00	0.00	8,319,255.47	0.00	0.00	8,319,255.47
27	304241027	09/14/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	304241029	05/12/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	28000668	05/12/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	304241036	05/12/26	0.00	0.00	(23,032.63)	0.00	0.00	192.50	0.00	0.00	(22,840.13)
		01/12/26	0.00	0.00	(23,032.63)	0.00	0.00	(43,746.81)	0.00	0.00
		07/11/25	0.00	0.00	20,714.18	0.00	0.00	20,714.18	0.00	0.00
		09/12/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	28000710	06/12/26	0.00	0.00	4,994,390.88	0.00	0.00	260.00	0.00	0.00	4,371,035.79
		05/12/26	0.00	0.00	4,994,130.88	0.00	0.00	9,927.15	0.00	0.00
		04/10/26	0.00	0.00	4,984,203.73	0.00	0.00	1,280.72	0.00	0.00
		03/12/26	0.00	0.00	4,982,923.01	0.00	0.00	4,982,923.01	0.00	(623,355.09)
71	28000689	09/12/23	0.00	0.00	1,300,217.31	0.00	0.00	(4,861.32)	0.00	0.00	1,300,217.31
		01/12/23	0.00	0.00	1,305,078.63	0.00	0.00	(55,547.23)	0.00	0.00
		07/12/22	0.00	0.00	1,360,625.86	0.00	0.00	70.08	0.00	0.00
		05/12/22	0.00	0.00	1,360,555.78	0.00	0.00	1,360,555.78	0.00	0.00
Current Period Totals			23,923.00	0.00	0.00	0.00	0.00	23,923.00	0.00	0.00	23,923.00
Cumulative Totals			3,320,448.08	0.00	14,590,831.03	0.00	0.00	17,911,471.61	0.00	(623,355.09)	17,288,116.52

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	5,354.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	10,199.98	0.00	0.00	0.00	0.00	195,023.71	0.00	0.00	0.00	0.00
22	0.00	0.00	3,351.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,905.94	0.00	0.00	0.00	0.00	195,023.71	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		213,929.65

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Supplemental Notes
February 2023 Disclosable Special Servicer Fees
Deal Name COMM 2015-CR24Determination Date 02/06/2023Distribution Date 02/10/23Fee Type: Special Servicer Fee	Fee Amount for Current Period:21,845
Disclosable Special Servicer Fees
Deal Name COMM 2015-CR24 Determination Date 01/06/2026 Distribution Date 01/12/26Fee Type: Special Servicer Fee	Fee Amount for Current Period: $350.00

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26